UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square SSI Alternative Income Fund

(Class I: PSCIX)

(Class A: PSCAX)

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2017

Palmer Square SSI Alternative Income Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	17
Notes to Financial Statements	19
Supplemental Information	30
Expense Example	33

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square SSI Alternative Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.palmersquarefunds.com

Palmer Square SSI Alternative Income Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Bonds – 70.1%
	Basic Materials – 2.4%
$927,000	Aceto Corp. 2.000%, 11/1/2020[1]	$823,871
2,710,000	B2Gold Corp. 3.250%, 10/1/2018[1,2,3]	2,816,706
1,413,000	Detour Gold Corp. 5.500%, 11/30/2017[1,2]	1,420,065
2,176,000	Silver Standard Resources, Inc. 2.875%, 2/1/2033[1,2,4]	2,196,400
		7,257,042
	Communications – 7.9%
3,123,000	51job, Inc. 3.250%, 4/15/2019[1,2,3]	4,612,281
1,200,000	Ctrip.com International Ltd. 1.250%, 9/15/2022[1]	1,295,250
2,546,000	DISH Network Corp. 3.375%, 8/15/2026[1]	2,861,067
818,000	FireEye, Inc. 1.625%, 6/1/2035[1,4]	762,785
379,000	Global Eagle Entertainment, Inc. 3.250%, 2/15/2035[1,3,4]	242,560
1,257,000	Harmonic, Inc. 4.000%, 12/1/2020[1]	1,123,444
5,234,000	Liberty Interactive LLC 3.500%, 1/15/2031[1,4]	2,895,056
2,068,000	Pandora Media, Inc. 1.750%, 12/1/2020[1]	1,941,335
1,112,000	Proofpoint, Inc. 1.250%, 12/15/2018[1]	2,486,710
590,000	Twitter, Inc. 1.000%, 9/15/2021[1]	544,644
1,374,000	WebMD Health Corp. 1.500%, 12/1/2020[1]	1,921,718
2,102,000	Yandex N.V. 1.125%, 12/15/2018[1,2]	2,100,686
559,000	Zillow Group, Inc. 2.000%, 12/1/2021[1,5]	607,563
		23,395,099
	Consumer, Cyclical – 3.8%
	EZCORP, Inc.
1,104,000	2.125%, 6/15/2019[1]	1,086,060
637,000	2.875%, 7/1/2024[1,5]	742,901
640,000	Marriott Vacations Worldwide Corp. 1.500%, 9/15/2022[1]	670,000

Palmer Square SSI Alternative Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Consumer, Cyclical (Continued)
$640,000	Meritor, Inc. 3.250%, 10/15/2037[1]	$679,600
2,565,000	Navistar International Corp. 4.750%, 4/15/2019[1]	2,821,500
	Tesla, Inc.
1,215,000	1.250%, 3/1/2021[1,3]	1,371,431
1,927,000	2.375%, 3/15/2022[1]	2,371,415
779,000	Wabash National Corp. 3.375%, 5/1/2018[1,3]	1,533,656
		11,276,563
	Consumer, Non-cyclical – 15.7%
2,994,000	Acorda Therapeutics, Inc. 1.750%, 6/15/2021[1,3]	2,717,055
2,364,000	AMAG Pharmaceuticals, Inc. 3.250%, 6/1/2022[1]	2,304,900
1,079,000	Depomed, Inc. 2.500%, 9/1/2021[1]	799,134
639,000	DexCom, Inc. 0.750%, 5/15/2022[1,5]	573,103
2,326,000	Emergent BioSolutions, Inc. 2.875%, 1/15/2021[1]	3,353,801
	Endologix, Inc.
1,058,000	2.250%, 12/15/2018[1]	1,017,003
1,650,000	3.250%, 11/1/2020[1]	1,435,500
1,273,000	Flexion Therapeutics, Inc. 3.375%, 5/1/2024[1,5]	1,436,097
1,087,000	Herbalife Ltd. 2.000%, 8/15/2019[1,2]	1,090,402
1,892,000	Horizon Pharma Investment Ltd. 2.500%, 3/15/2022[1,2]	1,715,807
1,619,000	Huron Consulting Group, Inc. 1.250%, 10/1/2019[1]	1,517,813
1,634,000	Impax Laboratories, Inc. 2.000%, 6/15/2022[1]	1,476,728
3,412,000	Innoviva, Inc. 2.125%, 1/15/2023[1]	3,345,892
319,000	Invacare Corp. 4.500%, 6/1/2022[1,5]	385,193
3,270,000	Ironwood Pharmaceuticals, Inc. 2.250%, 6/15/2022[1]	3,901,519
957,000	Medicines Co. 2.750%, 7/15/2023[1]	1,010,831

Palmer Square SSI Alternative Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Consumer, Non-cyclical (Continued)
$1,591,000	Neurocrine Biosciences, Inc. 2.250%, 5/15/2024[1,5]	$1,814,734
1,200,000	Novavax, Inc. 3.750%, 2/1/2023[1]	546,000
1,300,000	Pacira Pharmaceuticals, Inc. 2.375%, 4/1/2022[1,5]	1,275,625
516,000	PDL BioPharma, Inc. 2.750%, 12/1/2021[1]	561,795
3,237,000	Quidel Corp. 3.250%, 12/15/2020[1,3]	4,918,217
1,519,000	Radius Health, Inc. 3.000%, 9/1/2024[1]	1,528,494
1,272,000	Team, Inc. 5.000%, 8/1/2023[1]	1,213,170
479,000	Teladoc, Inc. 3.000%, 12/15/2022[1,5]	522,409
1,499,000	Teligent, Inc. 3.750%, 12/15/2019[1]	1,442,788
1,630,000	Theravance Biopharma, Inc. 3.250%, 11/1/2023[1,2]	2,003,881
2,064,000	Wright Medical Group N.V. 2.250%, 11/15/2021[1,2]	2,779,950
		46,687,841
	Energy – 8.9%
6,903,000	Cheniere Energy, Inc. 4.250%, 3/15/2045[1,3,4]	4,814,842
1,496,000	Chesapeake Energy Corp. 5.500%, 9/15/2026[1,5]	1,380,060
2,547,000	Ensco Jersey Finance Ltd. 3.000%, 1/31/2024[1,2,5]	2,171,318
1,521,000	Helix Energy Solutions Group, Inc. 3.250%, 3/15/2032[1,4]	1,536,210
1,196,000	Newpark Resources, Inc. 4.000%, 12/1/2021[1,5]	1,570,498
3,785,000	PDC Energy, Inc. 1.125%, 9/15/2021[1]	3,704,569
1,851,000	Renewable Energy Group, Inc. 4.000%, 6/15/2036[1,4]	2,432,908
4,111,000	SEACOR Holdings, Inc. 3.000%, 11/15/2028[1,3,4]	3,692,192
1,077,000	SolarCity Corp. 1.625%, 11/1/2019[1]	1,023,150

Palmer Square SSI Alternative Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Energy (Continued)
$3,761,000	Weatherford International Ltd. 5.875%, 7/1/2021[1,2]	$4,115,944
		26,441,691
	Financial – 13.5%
2,656,000	American Residential Properties OP LP 3.250%, 11/15/2018[1,3,5]	3,305,060
934,000	Apollo Commercial Real Estate Finance, Inc. 4.750%, 8/23/2022[1]	952,096
2,152,000	Blackstone Mortgage Trust, Inc. 4.375%, 5/5/2022[1]	2,176,210
3,253,000	Colony Starwood Homes 3.000%, 7/1/2019[1,3]	4,011,356
	Encore Capital Group, Inc.
2,002,000	3.000%, 7/1/2020[1,3]	2,299,798
1,164,000	2.875%, 3/15/2021[1]	1,164,000
2,821,000	Forestar Group, Inc. 3.750%, 3/1/2020[1]	2,873,894
1,037,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc. 4.125%, 9/1/2022[1]	1,075,888
3,481,000	IAS Operating Partnership LP 5.000%, 3/15/2018[1,3,5]	3,524,512
640,000	iStar, Inc. 3.125%, 9/15/2022[1]	647,200
4,451,000	MGIC Investment Corp. 9.000%, 4/1/2063[1,5]	6,081,179
4,170,000	Pennymac Corp. 5.375%, 5/1/2020[1,3]	4,143,937
	PRA Group, Inc.
1,824,000	3.000%, 8/1/2020[1]	1,686,060
1,594,000	3.500%, 6/1/2023[1,5]	1,467,476
	Redwood Trust, Inc.
2,856,000	4.625%, 4/15/2018[1,3]	2,889,915
539,000	4.750%, 8/15/2023[1]	538,326
1,445,000	TCP Capital Corp. 5.250%, 12/15/2019[1,3]	1,527,184
		40,364,091
	Industrial – 10.2%
	Aegean Marine Petroleum Network, Inc.
1,819,000	4.000%, 11/1/2018[1,2]	1,723,503
449,000	4.250%, 12/15/2021[1,2,5]	333,663
1,908,000	Aerojet Rocketdyne Holdings, Inc. 2.250%, 12/15/2023[1,5]	2,851,267

Palmer Square SSI Alternative Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Industrial (Continued)
$2,343,000	Atlas Air Worldwide Holdings, Inc. 1.875%, 6/1/2024[1]	$2,996,111
2,545,000	Cemex S.A.B. de C.V. 3.720%, 3/15/2020[1,2]	2,859,944
2,287,000	Chart Industries, Inc. 2.000%, 8/1/2018[1]	2,289,859
1,349,000	Echo Global Logistics, Inc. 2.500%, 5/1/2020[1]	1,304,314
2,770,000	General Cable Corp. 4.500%, 11/15/2029[1,3,6]	2,468,762
1,593,000	Golar LNG Ltd. 2.750%, 2/15/2022[1,2,5]	1,506,381
1,562,000	II-VI, Inc. 0.250%, 9/1/2022[1]	1,751,393
639,000	Kaman Corp. 3.250%, 5/1/2024[1,5]	694,913
1,621,000	Knowles Corp. 3.250%, 11/1/2021[1]	1,833,756
1,298,000	OSI Systems, Inc. 1.250%, 9/1/2022[1,5]	1,408,330
2,038,000	SunPower Corp. 4.000%, 1/15/2023[1]	1,681,350
2,761,000	TTM Technologies, Inc. 1.750%, 12/15/2020[1]	4,672,992
		30,376,538
	Technology – 7.7%
2,160,000	Allscripts Healthcare Solutions, Inc. 1.250%, 7/1/2020[1]	2,295,000
2,057,000	Bottomline Technologies de, Inc. 1.500%, 12/1/2017[1]	2,202,276
637,000	Carbonite, Inc. 2.500%, 4/1/2022[1,5]	724,588
3,495,000	Envestnet, Inc. 1.750%, 12/15/2019[1]	3,685,041
1,631,000	j2 Global, Inc. 3.250%, 6/15/2029[1,4]	2,027,537
1,429,000	Microchip Technology, Inc. 1.625%, 2/15/2027[1,5]	1,742,487
637,000	RealPage, Inc. 1.500%, 11/15/2022[1,5]	743,697
2,000,000	ServiceNow, Inc. 0.000%, 6/1/2022[1,5]	2,161,250

Palmer Square SSI Alternative Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Technology (Continued)
$638,000	Synaptics, Inc. 0.500%, 6/15/2022[1,5]	$580,181
1,079,000	Synchronoss Technologies, Inc. 0.750%, 8/15/2019[1]	923,894
622,000	Unisys Corp. 5.500%, 3/1/2021[1]	722,686
2,604,000	Veeco Instruments, Inc. 2.700%, 1/15/2023[1]	2,503,095
2,733,000	Workday, Inc. 0.250%, 10/1/2022[1]	2,724,459
		23,036,191
	Total Bonds (Cost $195,401,634)	208,835,056

Number of Shares

	Exchange-Traded Funds – 0.8%
110,000	ProShares Short 20+ Year Treasury*	2,465,100

	Total Exchange-Traded Funds (Cost $2,681,988)	2,465,100

	Preferred Stocks – 18.1%
	Basic Materials – 1.9%
3,472	A Schulman, Inc. 6.000%, N/A1,7	3,102,024
23,038	Rayonier Advanced Materials, Inc. 8.000%, 8/15/2019[1]	2,419,911
		5,521,935
	Communications – 0.9%
7,351	Iridium Communications, Inc. 6.750%, N/A1,3,7	2,670,324

	Consumer, Non-cyclical – 4.8%
8,024	Allergan PLC 5.500%, 3/1/2018[1,2,3]	6,080,507
56,997	Anthem, Inc. 5.250%, 5/1/2018[1]	2,970,969
18,986	Becton, Dickinson and Co. 6.125%, 5/1/2020[1]	1,045,274
31,963	Bunge Ltd. 4.875%, N/A1,2,3,7	3,337,257

Palmer Square SSI Alternative Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Number of Shares		Value

	Preferred Stocks (Continued)
	Consumer, Non-cyclical (Continued)
2,611	Teva Pharmaceutical Industries Ltd. 7.000%, 12/15/2018[1,2]	$906,330
		14,340,337
	Energy – 1.1%
1,781	Chesapeake Energy Corp. 5.750%, N/A1,7	1,139,840
40,879	Southwestern Energy Co. 6.250%, 1/15/2018[1]	573,123
31,728	WPX Energy, Inc. 6.250%, 7/31/2018[1]	1,689,199
		3,402,162
	Financial – 8.1%
22,783	AMG Capital Trust II 5.150%, 10/15/2037[1]	1,402,578
2,050	Bank of America Corp. 7.250%, N/A1,3,7	2,668,034
2,330	Cowen Group, Inc. 5.625%, N/A1,3,7	2,137,985
66,003	iStar Financial, Inc. 4.500%, N/A1,3,4,7	3,290,250
37,344	Mandatory Exchangeable Trust 5.750%, 6/3/2019[1,5]	7,328,573
17,465	New York Community Capital Trust V 6.000%, 11/1/2051[1]	885,476
17,076	Virtus Investment Partners, Inc. 7.250%, 2/1/2020[1]	1,769,074
1,149	Wells Fargo & Co. 7.500%, N/A1,7	1,508,809
50,962	Welltower, Inc. 6.500%, N/A1,7	3,227,423
		24,218,202
	Industrial – 0.7%
34,535	Rexnord Corp. 5.750%, 11/15/2019[1]	2,000,958

	Technology – 0.6%
1,118	NCR Corp. 5.500%, N/A1,7	1,621,100

	Total Preferred Stocks (Cost $50,788,523)	53,775,018

Palmer Square SSI Alternative Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Number of Shares		Value

	Short-Term Investments – 9.5%
16,464,939	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 0.932%[8]	$16,464,939
11,922,072	Fidelity Investments Money Market Funds - Treasury Portfolio - Institutional Class, 0.894%[3,8]	11,922,072

	Total Short-Term Investments (Cost $28,387,011)	28,387,011

	Total Investments – 98.5% (Cost $277,259,156)	293,462,185
	Other Assets in Excess of Liabilities – 1.5%	4,349,513

	Total Net Assets – 100.0%	$297,811,698

	Securities Sold Short – (37.0)%
	Common Stocks – (37.0)%
	Basic Materials – (1.5)%
(50,236)	A. Schulman, Inc.	(1,715,560)
(8,647)	Aceto Corp.	(97,106)
(179,174)	B2Gold Corp.*2	(501,687)
(136,686)	Rayonier Advanced Materials, Inc.	(1,872,598)
(35,577)	SSR Mining, Inc.*	(377,472)
		(4,564,423)
	Communications – (6.3)%
(59,793)	51job, Inc. - ADR*	(3,624,054)
(37,298)	Alibaba Group Holding Ltd. - ADR*	(6,441,738)
(9,169)	Ctrip.com International Ltd. - ADR*	(483,573)
(31,528)	DISH Network Corp. - Class A*	(1,709,764)
(1,346)	FireEye, Inc.*	(22,572)
(11,237)	Global Eagle Entertainment, Inc.*	(38,431)
(129,039)	Harmonic, Inc.*	(393,569)
(215,340)	Iridium Communications, Inc.*	(2,218,002)
(6,883)	Motorola Solutions, Inc.	(584,160)
(39,069)	Pandora Media, Inc.*	(300,831)
(27,911)	Proofpoint, Inc.*	(2,434,397)
(983)	Twitter, Inc.*	(16,583)
(8,172)	Yandex N.V. - Class A*2	(269,267)
(5,870)	Zillow, Inc. - Class A*	(236,033)
		(18,772,974)
	Consumer, Cyclical – (1.9)%
(63,337)	Ezcorp, Inc. - Class A*	(601,701)
(2,304)	Marriott Vacations Worldwide Corp.	(286,917)
(11,985)	Meritor, Inc.*	(311,730)
(17,546)	Navistar International Corp.*	(773,252)

Palmer Square SSI Alternative Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Consumer, Cyclical (Continued)
(6,020)	Tesla, Inc.*	$(2,053,422)
(65,213)	Wabash National Corp.	(1,488,161)
		(5,515,183)
	Consumer, Non-cyclical – (9.8)%
(28,145)	Acorda Therapeutics, Inc.*	(665,629)
(22,289)	Allergan PLC[2]	(4,568,131)
(51,837)	AMAG Pharmaceuticals, Inc.*	(956,393)
(6,171)	Anthem, Inc.	(1,171,749)
(3,255)	Becton, Dickinson and Co.	(637,817)
(22,151)	Bunge Ltd.[2]	(1,538,608)
(25,816)	Depomed, Inc.*	(149,475)
(3,163)	DexCom, Inc.*	(154,750)
(55,793)	Emergent BioSolutions, Inc.*	(2,256,827)
(83,038)	Endologix, Inc.*	(370,350)
(35,652)	Flexion Therapeutics, Inc.*	(862,065)
(26,513)	Horizon Pharma PLC*2	(336,185)
(2,071)	Huron Consulting Group, Inc.*	(71,035)
(8,934)	Impax Laboratories, Inc.*	(181,360)
(97,943)	Innoviva, Inc.*	(1,382,955)
(14,927)	Invacare Corp.	(235,100)
(149,909)	Ironwood Pharmaceuticals, Inc.*	(2,364,065)
(12,702)	Medicines Co.*	(470,482)
(11,741)	Neurocrine Biosciences, Inc.*	(719,488)
(176,190)	Novavax, Inc.*	(200,857)
(9,911)	Pacira Pharmaceuticals, Inc.*	(372,158)
(97,461)	PDL BioPharma, Inc.*	(330,393)
(80,781)	Quidel Corp.*	(3,543,055)
(18,551)	Radius Health, Inc.*	(715,141)
(29,309)	Team, Inc.*	(391,275)
(7,075)	Teladoc, Inc.*	(234,536)
(57,105)	Teligent, Inc.*	(383,175)
(36,206)	Teva Pharmaceutical Industries Ltd. - ADR	(637,226)
(36,247)	Theravance Biopharma, Inc.*2	(1,241,097)
(81,210)	Wright Medical Group, Inc.*2	(2,100,903)
		(29,242,280)
	Energy – (3.3)%
(32,306)	Cheniere Energy, Inc.*	(1,455,062)
(141,960)	Chesapeake Energy Corp.*	(610,428)
(100,346)	Ensco PLC - Class A2	(599,066)
(6,081)	Helix Energy Solutions Group, Inc.*	(44,939)

Palmer Square SSI Alternative Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Energy (Continued)
(98,717)	Newpark Resources, Inc.*	$(987,170)
(18,172)	PDC Energy, Inc.*	(890,973)
(146,383)	Renewable Energy Group, Inc.*	(1,778,553)
(9,434)	SEACOR Holdings, Inc.*	(435,002)
(76,957)	Southwestern Energy Co.*	(470,207)
(262,295)	Weatherford International PLC*2	(1,201,311)
(116,493)	WPX Energy, Inc.*	(1,339,670)
		(9,812,381)
	Financial – (5.5)%
(1,912)	Affiliated Managers Group, Inc.	(362,955)
(121,410)	American Homes 4 Rent - REIT	(2,635,811)
(1,386)	Bank of America Corp.	(35,121)
(78,278)	Colony Starwood Homes - REIT	(2,846,971)
(75,094)	Cowen Group, Inc. - Class A*	(1,336,673)
(37,088)	Encore Capital Group, Inc.*	(1,642,998)
(3,135)	Forestar Group, Inc.*	(53,922)
(355)	Invesco Mortgage Capital, Inc. - REIT	(6,081)
(188,284)	iStar Financial, Inc. - REIT*	(2,221,751)
(49,406)	MGIC Investment Corp.*	(619,057)
(3,413)	PennyMac Mortgage Investment Trust - REIT	(59,352)
(29,130)	PRA Group, Inc.*	(834,575)
(1,670)	Redwood Trust, Inc. - REIT	(27,204)
(384)	TCP Capital Corp.	(6,332)
(10,609)	Virtus Investment Partners, Inc.	(1,231,175)
(34,316)	Welltower, Inc.	(2,411,729)
		(16,331,707)
	Industrial – (5.3)%
(50,887)	Aegean Marine Petroleum Network, Inc.[2]	(251,891)
(58,698)	Aerojet Rocketdyne Holdings, Inc.*	(2,055,017)
(28,768)	Atlas Air Worldwide Holdings, Inc.*	(1,892,934)
(141,051)	Cemex S.A.B. de C.V. - ADR*	(1,280,743)
(6,404)	Chart Industries, Inc.*	(251,229)
(8,945)	Echo Global Logistics, Inc.*	(168,613)
(69,457)	General Cable Corp.	(1,309,264)
(22,411)	Golar LNG Ltd.[2]	(506,713)
(18,588)	II-VI, Inc.*	(764,896)
(5,576)	Kaman Corp.	(311,029)
(56,308)	Knowles Corp.*	(859,823)
(7,091)	OSI Systems, Inc.*	(647,905)
(52,843)	Rexnord Corp.*	(1,342,741)

Palmer Square SSI Alternative Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Industrial (Continued)
(33,379)	SunPower Corp.*	$(243,333)
(249,252)	TTM Technologies, Inc.*	(3,831,003)
		(15,717,134)
	Technology – (3.4)%
(57,889)	Allscripts Healthcare Solutions, Inc.*	(823,760)
(30,726)	Bottomline Technologies de, Inc.*	(978,009)
(16,010)	Carbonite, Inc.*	(352,220)
(23,338)	Envestnet, Inc.*	(1,190,238)
(17,794)	j2 Global, Inc.	(1,314,621)
(14,575)	Microchip Technology, Inc.	(1,308,544)
(25,410)	NCR Corp.*	(953,383)
(10,412)	RealPage, Inc.*	(415,439)
(6,679)	ServiceNow, Inc.*	(784,983)
(3,939)	Synaptics, Inc.*	(154,330)
(6,242)	Synchronoss Technologies, Inc.*	(58,238)
(42,053)	Unisys Corp.*	(357,450)
(31,872)	Veeco Instruments, Inc.*	(682,061)
(7,711)	Workday, Inc. - Class A*	(812,662)
		(10,185,938)
	Total Common Stocks (Proceeds $101,035,192)	(110,142,020)

	Total Securities Sold Short (Proceeds $101,035,192)	(110,142,020)

Number of Contracts

	WRITTEN Options Contracts – 0.0%
	Call Options – 0.0%
	Equity – 0.0%
	II-VI, Inc.
(50)	Exercise Price: $40.00, Notional Amount: $(200,000),
	Expiration Date: November 17, 2017*	(16,000)
	Neurocrine Biosciences, Inc.
(31)	Exercise Price: $60.00, Notional Amount: $(186,000),
	Expiration Date: November 17, 2017*	(15,810)
	ServiceNow, Inc.
(22)	Exercise Price: $115.00, Notional Amount: $(253,000),
	Expiration Date: November 17, 2017*	(16,280)
	Tesla, Inc.
(5)	Exercise Price: $375.00, Notional Amount: $(187,500),
	Expiration Date: November 17, 2017*	(4,475)

Palmer Square SSI Alternative Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2017 (Unaudited)

Number of Contracts		Value

	Securities Sold Short (Continued)
	WRITTEN Options Contracts (Continued)
	Call Options (Continued)
	Equity (Continued)
	Workday, Inc.
(28)	Exercise Price: $100.00, Notional Amount: $(280,000),
	Expiration Date: December 15, 2017*	$(28,000)
	Total Call Options (Proceeds $73,858)	(80,565)
	Total WRITTEN Options Contracts (Proceeds $73,858)	$(80,565)

ADR – American Depository Receipt

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Convertible security.
[2]	Foreign security denominated in U.S. Dollars.
[3]	All or a portion of this security is segregated as collateral for securities sold short.
[4]	Callable.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $46,933,058.
[6]	Step rate security.
[7]	Perpetual security. Maturity date is not applicable.
[8]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund

SUMMARY OF INVESTMENTS

As of September 30, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bonds
Consumer, Non-cyclical	15.7%
Financial	13.5%
Industrial	10.2%
Energy	8.9%
Communications	7.9%
Technology	7.7%
Consumer, Cyclical	3.8%
Basic Materials	2.4%
Total Bonds	70.1%
Preferred Stocks
Financial	8.1%
Consumer, Non-cyclical	4.8%
Basic Materials	1.9%
Energy	1.1%
Communications	0.9%
Industrial	0.7%
Technology	0.6%
Total Preferred Stocks	18.1%
Exchange-Traded Funds	0.8%
Short-Term Investments	9.5%
Total Investments	98.5%
Other Assets in Excess of Liabilities	1.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $277,259,156)	$293,462,185
Cash deposited with brokers for securities sold short	113,569,395
Receivables:
Investment securities sold	2,079,809
Fund shares sold	115,566
Dividends and interest	1,840,800
Due from Broker	24,916
Prepaid expenses	37,199
Total assets	411,129,870

Liabilities:
Securities sold short, at value (proceeds $101,035,192)	110,142,020
Written options contracts, at value (proceeds $73,858)	80,565
Payables:
Investment securities purchased	2,549,938
Fund shares redeemed	79,541
Subadvisory fees	230,997
Advisory fees	86,958
Shareholder servicing fees (Note 6)	29,669
Distribution fees - Class A (Note 7)	775
Fund administration fees	27,139
Dividends on securities sold short	22,799
Fund accounting fees	19,285
Transfer agent fees and expenses	12,951
Custody fees	12,036
Auditing fees	9,494
Chief Compliance Officer fees	1,313
Trustees' Deferred Compensation (Note 3)	164
Accrued other expenses	12,528
Total liabilities	113,318,172

Net Assets	$297,811,698

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$304,098,950
Accumulated net investment income	1,447,411
Accumulated net realized loss on investments, purchased options contracts, securities sold short,
written options contracts and foreign currency transactions	(14,824,157)
Net unrealized appreciation (depreciation) on:
Investments	16,203,029
Securities sold short	(9,106,828)
Written options contracts	(6,707)
Net Assets	$297,811,698

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$3,714,189
Shares outstanding	369,718
Redemption price	10.05
Maximum sales charge (5.75% of offering price)*	0.61
Maximum offering price to public	$10.66

Class I Shares:
Net assets applicable to shares outstanding	$294,097,509
Shares outstanding	29,271,234
Redemption price	$10.05

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $10,272)	$1,482,581
Interest	3,994,345
Total investment income	5,476,926

Expenses:
Subadvisory fees	1,442,546
Advisory fees	531,464
Dividends on securities sold short	308,682
Fund administration fees	114,123
Shareholder servicing fees (Note 6)	106,293
Fund accounting fees	61,034
Transfer agent fees and expenses	31,639
Registration fees	17,548
Legal fees	12,534
Auditing fees	9,525
Commitment fees (Note 12)	6,405
Shareholder reporting fees	6,017
Custody fees	5,810
Distribution fees - Class A (Note 7)	5,660
Chief Compliance Officer fees	5,347
Trustees' fees and expenses	4,262
Miscellaneous	4,011
Insurance fees	1,054

Total expenses	2,673,954
Advisory fees recovered	18,406
Fees paid indirectly (Note 3)	(2,801)
Net expenses	2,689,559
Net investment income	2,787,367

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts,
Securities Sold Short and Written Options Contracts:
Net realized gain (loss) on:
Investments	1,011,023
Purchased options contracts	(261,349)
Securities sold short	(90,870)
Written options contracts	77,989
Net realized gain	736,793
Net change in unrealized appreciation/depreciation on:
Investments	6,195,218
Purchased options contracts	133,194
Securities sold short	(3,051,558)
Written options contracts	(44,986)
Net change in unrealized appreciation/depreciation	3,231,868
Net realized and unrealized gain on investments, purchased options contracts,
securities sold short and written options contracts	3,968,661

Net Increase in Net Assets from Operations	$6,756,028

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund STATEMENTS OF CHANGES IN NET ASSETS
	For the Six Months Ended September 30, 2017 (Unaudited)	For the Year Ended March 31, 2017
Increase in Net Assets from:
Operations:
Net investment income	$2,787,367	$5,923,575
Net realized gain on investments, purchased options contracts, securities sold short, written options contracts, forward foreign
currency exchange contracts and foreign currency	736,793	3,407,180
Net change in unrealized appreciation/depreciation on investments, purchased options contracts, securities sold short, written options
and foreign currency	3,231,868	10,980,067
Net increase in net assets resulting from operations	6,756,028	20,310,822

Distributions to Shareholders:
From net investment income:
Class A	(29,238)	(56,089)
Class I	(2,298,478)	(3,633,669)
Total distributions to shareholders	(2,327,716)	(3,689,758)

Capital Transactions:
Net proceeds from shares sold:
Class A	342,035	2,598,571
Class I	23,740,723	60,718,726
Reinvestment of distributions:
Class A	28,710	54,800
Class I	2,092,602	3,285,142
Cost of shares redeemed:
Class A	(1,361,698)	(5,070,161)
Class I	(32,048,806)	(47,536,484)
Net increase (decrease) in net assets from capital transactions	(7,206,434)	14,050,594

Total increase (decrease) in net assets	(2,778,122)	30,671,658

Net Assets:
Beginning of period	300,589,820	269,918,162
End of period	$297,811,698	$300,589,820

Accumulated net investment income	$1,447,411	$987,760

Capital Share Transactions:
Shares sold:
Class A	34,295	269,142
Class I	2,381,436	6,211,342
Reinvestment of distributions:
Class A	2,888	5,672
Class I	210,735	339,728
Shares redeemed:
Class A	(136,104)	(521,785)
Class I	(3,211,665)	(4,886,224)
Net increase (decrease) in capital share transactions	(718,415)	1,417,875

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

		For the Year Ended March 31,
	For the Six Months Ended September 30, 2017 (Unaudited)	2017	2016	2015	2014	For the Period May 25, 2012* through March 31, 2013
Net asset value, beginning of period	$9.90	$9.32	$9.93	$10.29	$10.37	$10.00
Income from Investment Operations:
Net investment income[1]	0.08	0.18	0.17	0.04	0.12	— [2]
Net realized and unrealized gain (loss) on investments	0.13	0.50	(0.51)	(0.18)	0.01	0.42
Total from investment operations	0.21	0.68	(0.34)	(0.14)	0.13	0.42

Less Distributions:
From net investment income	(0.06)	(0.10)	(0.27)	(0.05)	(0.10)	(0.01)
From net realized gain	—	—	—	(0.17)	(0.11)	(0.04)
Total distributions	(0.06)	(0.10)	(0.27)	(0.22)	(0.21)	(0.05)

Net asset value, end of period	$10.05	$9.90	$9.32	$9.93	$10.29	$10.37

Total return[3]	2.17%[4]	7.33%	(3.51)%	(1.40)%	1.31%	4.17%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,714	$4,639	$6,669	$14,720	$32,298	$20,642

Ratio of expenses to average net assets (including interest expense, dividends on securities sold short and shareholder servicing fees):
Before fees waived/recovered[6]	2.01%[5]	2.31%	2.35%	2.34%	2.33%	2.82%[5]
After fees waived/recovered[6]	2.02%[5]	2.31%	2.34%	2.36%	2.35%	2.70%[5]

Ratio of net investment income (loss) to average net assets (including interest expense, dividends on securities sold short and shareholder servicing fees):
Before fees waived/recovered	1.60%[5]	1.87%	1.79%	0.45%	1.22%	(0.08)%[5]
After fees waived/recovered	1.59%[5]	1.87%	1.80%	0.43%	1.20%	0.04%[5]

Portfolio turnover rate	21%[4]	54%	66%	104%	60%	47%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense, dividends on securities sold short and shareholder servicing fees had been excluded, the expense ratios would have been lowered by 0.28% for the six months ended September 30, 2017, and 0.57%, 0.60%, 0.62%, 0.61% and 0.96%, for the periods ended March 31, respectively.

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

		For the Year Ended March 31,
	For the Six Months Ended September 30, 2017 (Unaudited)	2017	2016	2015	2014	For the Period May 25, 2012* through March 31, 2013
Net asset value, beginning of period	$9.90	$9.33	$9.94	$10.30	$10.37	$10.00
Income from Investment Operations:
Net investment income[1]	0.09	0.21	0.20	0.07	0.15	0.03
Net realized and unrealized gain (loss) on investments	0.14	0.49	(0.51)	(0.20)	0.02	0.39
Total from investment operations	0.23	0.70	(0.31)	(0.13)	0.17	0.42

Less Distributions:
From net investment income	(0.08)	(0.13)	(0.30)	(0.06)	(0.13)	(0.01)
From net realized gain	—	—	—	(0.17)	(0.11)	(0.04)
Total distributions	(0.08)	(0.13)	(0.30)	(0.23)	(0.24)	(0.05)

Net asset value, end of period	$10.05	$9.90	$9.33	$9.94	$10.30	$10.37

Total return[2]	2.30%[3]	7.54%	(3.19)%	(1.25)%	1.65%	4.21%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$294,098	$295,950	$263,249	$439,339	$462,983	$223,682

Ratio of expenses to average net assets (including interest expense, dividends on securities sold short and shareholder servicing fees):
Before fees waived/recovered[5]	1.76%[4]	2.06%	2.10%	2.09%	2.08%	2.57%[4]
After fees waived/recovered[5]	1.77%[4]	2.06%	2.09%	2.11%	2.10%	2.45%[4]

Ratio of net investment income to average net assets (including interest expense, dividends on securities sold short and shareholder servicing fees):
Before fees waived/recovered	1.85%[4]	2.12%	2.04%	0.70%	1.47%	0.17%[4]
After fees waived/recovered	1.84%[4]	2.12%	2.05%	0.68%	1.45%	0.29%[4]

Portfolio turnover rate	21%[3]	54%	66%	104%	60%	47%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest expense, dividends on securities sold short and shareholder servicing fees had been excluded, the expense ratios would have been lowered by 0.28% for the six months ended September 30, 2017, and 0.57%, 0.60%, 0.62%, 0.61% and 0.96%, for the periods ended March 31, respectively.

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2017 (Unaudited)

Note 1 – Organization

Palmer Square SSI Alternative Income Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek income and absolute return. The Fund commenced investment operations on May 25, 2012, with two classes of shares, Class A and Class I.

The Fund commenced operations on May 25, 2012, prior to which its only activity was the receipt of a $2,500 investment from principals of the Fund’s advisor and a $159,793,680 transfer of Class I shares of the Fund in exchange for the net assets of the SSI Hedged Convertible Income Fund, L.P., a California limited partnership (the “Partnership”). This exchange was nontaxable, whereby the Fund issued 15,979,368 shares for the net assets of the Partnership on May 29, 2012. Cash and the investment portfolio of the Partnership with a fair value of $130,118,269 on long securities and $69,056,585 on short sales (identified cost of investment transferred were $122,651,515 on long securities and $67,457,372 on short sales) were the primary assets received by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Palmer Square SSI Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2017 (Unaudited)

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counterparties to these forward contracts are major U.S. financial institutions. The fund did not enter into any forward foreign currency exchange contracts for the six months ended September 30, 2017.

(d) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

In conjunction with the use of short sales the Fund may be required to maintain collateral in various forms. At September 30, 2017, securities pledged as collateral are denoted in the Fund’s Schedule of Investments and segregated cash deposited with broker for securities sold short is reflected in the Fund’s Statement of Assets and Liabilities.

Palmer Square SSI Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2017 (Unaudited)

(e) Options Contracts

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(f) Preferred Stocks

Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(g) Stock Index Futures

The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(h) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

Palmer Square SSI Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2017 (Unaudited)

(i) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authoritie. As of and during the open years ended March 31, 2014-2017 and as of and during the six months ended September 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j) Distributions to Shareholders

The Fund will make distributions of net investment income semi-annually and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.35% of the Fund’s average daily net assets. The Trust, on behalf of the Fund, has also entered into a Sub-Advisory Agreement with SSI Investment Management, Inc. (the “Sub-Advisor”). Under the terms of the Sub-Advisory Agreement, the Fund pays a monthly investment advisory fee to the Sub-Advisor at the annual rate of 0.95% of the Fund’s average daily net assets. The Fund’s Advisor and Sub-Advisor have contractually agreed to waive their fees and/or pay for expenses of the Fund to ensure that total annual fund operating expenses (excluding any shareholder servicing plan fees, taxes, leverage interest, brokerage commissions, dividend or interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N1-A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.74% and 1.49% of the average daily net assets of the Fund's Class A shares and Class I shares, respectively. The expense limitation agreement has been structured so that the Advisor will first be required to waive an amount up to its entire management fee (0.35%) before the Sub-Advisor will be required to waive its fee or absorb Fund operating expenses that exceed the amount of the Advisor’s fee. This agreement is effective until July 31, 2018 and is subject thereafter to annual re-approval of the agreement by the Advisor, Sub-Advisor, and the Trust’s Board of Trustees. This agreement may be terminated before that date only with the consent of the Trust’s Board of Trustees.

Palmer Square SSI Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2017 (Unaudited)

For the six months ended September 30, 2017, the Advisor recovered $18,406 of its advisory fees and the Sub-Advisor waived none of its sub-advisory fees. The Advisor and Sub-Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor and Sub-Advisor are permitted to seek reimbursement from the Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred, provided that the reimbursement does not exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At September 30, 2017, the amount of these potentially recoverable expenses was $5,061. The Advisor may recapture all or a portion of this amount no later than March 31, 2019.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator.

The Fund has a fee arrangement with its custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the six months ended September 30, 2017, the total fees reduced by earning credits were $2,801. Such amount is shown as a reduction of expenses, "Fees paid indirectly", on the Statement of Operations.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended September 30, 2017, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees had adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or defer some or all payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2017, are reported on the Statement of Operations.

Palmer Square SSI Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2017 (Unaudited)

Note 4 – Federal Income Taxes

At September 30, 2017, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes were as follows:

Cost of investments	$176,300,178

Gross unrealized appreciation	$40,027,959
Gross unrealized depreciation	(33,088,537)

Net unrealized appreciation on investments	$6,939,422

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2017, permanent differences in book and tax accounting have been reclassified to paid-in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

Increase (Decrease)
Paid-in Capital	Accumulated Net Investment Income/Loss	Accumulated Net Realized Gain/Loss
$ 4,619	$ (1,522,152)	$ 1,517,533

As of March 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$987,760
Undistributed long-term capital gains	—
Tax accumulated earnings	987,760

Accumulated capital and other losses	(14,937,002)
Net unrealized depreciation on securities sold short	(6,396,585)
Net unrealized appreciation on written options contracts	38,279
Net unrealized appreciation on investments	9,591,984
Total accumulated deficit	$(10,715,564)

At March 31, 2017, the Fund had $14,937,002 of accumulated capital loss carryforward which consisted of $3,626,923 short-term and $11,310,079 long-term. To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The Fund utilized $4,044,691 of its capital loss carryforwards during the year ended March 31, 2017.

Palmer Square SSI Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2017 (Unaudited)

The tax character of distributions paid during the fiscal years ended March 31, 2017 and March 31, 2016 were as follows:

Distributions paid from:	2017	2016
Ordinary income	$3,689,758	$9,432,662
Net long-term capital gains	—	—
Total distributions paid	$3,689,758	$9,432,662

Note 5 – Investment Transactions

For the six months ended September 30, 2017, purchases and sales of investments, excluding short-term investments, were $56,655,095 and $46,854,828, respectively. Securities sold short and short securities covered were $31,765,874 and $30,479,031, respectively, for the same period.

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended September 30, 2017, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

For the six months ended September 30, 2017, distribution fees incurred with respect to Class A shares are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Palmer Square SSI Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2017 (Unaudited)

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Palmer Square SSI Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2017 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Corporate Bonds*	$—	$208,835,056	$—	$208,835,056
Exchange-Traded Funds	2,465,100	—	—	2,465,100
Preferred Stocks
Basic Materials	5,521,935	—	—	5,521,935
Communications	2,670,324	—	—	2,670,324
Consumer, Non-cyclical	14,340,337	—	—	14,340,337
Energy	3,402,162	—	—	3,402,162
Financial	10,058,816	14,159,386	—	24,218,202
Industrial	2,000,958	—	—	2,000,958
Technology	—	1,621,100	—	1,621,100
Short-Term Investments	28,387,011	—	—	28,387,011
Total Investments	$68,846,643	$224,615,542	$—	$293,462,185

Liabilities
Securities Sold Short
Common Stocks*	$110,142,020	$—	$—	$110,142,020
Written Options Contracts	—	80,565	—	80,565
Total Liabilities	$110,142,020	$80,565	$—	$110,222,585

*	All corporate bonds held in the Fund are Level 2 securities and all common stocks held in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. Transfers between Level 1 and Level 2 relate to an increase in trading activity as of September 30, 2017. The following is a reconciliation of transfers between Levels for the Fund from March 31, 2017 to September 30, 2017, represented by recognizing the September 30, 2017 market value of securities:

Transfers into Level 1	$906,330
Transfers out of Level 1	—
Net transfers in (out) of Level 1	$906,330

Transfers into Level 2	$—
Transfers out of Level 2	(906,330)
Net transfers in (out) of Level 2	$(906,330)

Palmer Square SSI Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2017 (Unaudited)

Note 10 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of September 30, 2017 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$—	Written options contracts, at value	$80,565
Total		$—		$80,565

The effects of derivative instruments on the Statement of Operations for the six months ended September 30, 2017 are as follows:

	Derivatives not designated as hedging instruments
	Equity Contracts	Foreign exchange contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives
Purchased options contracts	$(261,349)	$—	$—	$(261,349)
Written options contracts	77,989	—	—	77,989
	$(183,360)	$—	$—	$(183,360)

	Equity Contracts	Foreign exchange contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation/Depreciation on Derivatives
Purchased options contracts	$133,194	$—	$—	$133,194
Written options contracts	(44,986)	—	—	(44,986)
	$88,208	$—	$—	$88,208

The quarterly average volumes of derivative instruments as of September 30, 2017 are as follows:

Derivatives not designated as hedging instruments
Equity contracts	Purchased options contracts	Number of contracts	1,203
	Written options contracts	Number of contracts	(1,249)

Palmer Square SSI Alternative Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2017 (Unaudited)

Note 11 – Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)

Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – Line of Credit

The Fund together with other funds managed by the Advisor (together “Palmer Square Funds”) has entered into a Senior Secured Revolving Credit Facility (“Facility”) of $25,000,000 with UMB Bank, n.a. The Fund is permitted to borrow up to the lesser of one-third of the Fund’s total assets, or $3,750,000, the maximum amount permitted subject to the Fund’s investment limitations. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each fund. Borrowings under this agreement bear interest at the one-month London Interbank Offered Rate (LIBOR) plus 1.75%. As compensation for holding the lending commitment available, the Palmer Square Funds are charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.20% per annum. Commitment fees for the six months ended September 30, 2017 are disclosed in the Statement of Operations. The Fund did not borrow under the line of credit agreement during the six months ended September 30, 2017.

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Palmer Square SSI Alternative Income Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on June 13-15, 2017, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Palmer Square Capital Management, LLC (the “Investment Advisor”) and the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Investment Advisor and SSI Investment Management Inc. (the “Sub-Advisor”) with respect to the Palmer Square SSI Alternative Income Fund series of the Trust (the “Fund”) for additional one-year terms from when they otherwise would expire. The Advisory Agreement and the Sub-Advisory Agreement are referred to below as the “Fund Advisory Agreements.” In approving renewal of each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing the performance of the Fund with returns of the Citi 3-Month U.S. Treasury Bill Index and a group of comparable funds selected by Morningstar, Inc. (the “Peer Group”) from its Market Neutral fund universe (the “Fund Universe”) for the one- and three-year periods ended March 31, 2017; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving renewal of each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Palmer Square Capital Management, LLC

Nature, Extent and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the total return of the Fund for the one-year period was above the Citi 3-Month U.S. Treasury Bill Index return, the Peer Group median return, and the Fund Universe median return. The Fund’s annualized total return for the three-year period was above the Index return, but below the Fund Universe and Peer Group median returns by 0.61% and 1.25%, respectively. The Trustees considered Morningstar’s observation that over the three-year period, the Fund’s volatility management, as measured by standard deviation, was better than most of the Peer Group funds. The Trustees also noted the Investment Advisor’s assertion that the Fund underperformed during the three-year period compared to the Peer Group primarily as a result of differences in strategies employed by the Peer Group funds.

Palmer Square SSI Alternative Income Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure. In addition, the Board considered the respective roles of the Investment Advisor and the Sub-Advisor, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of the Fund and oversees the Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, and monitoring the Fund’s compliance with its investment policies; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was higher than the Fund Universe and Peer Group medians by 0.25% and 0.285%, respectively. In considering the advisory fee, the Trustees noted that the Investment Advisor does not manage any other mutual funds, pension funds, or institutional separate accounts using the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of any other similar accounts of the Investment Advisor. The Trustees also noted that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The meeting materials indicated that the annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.09% and 0.10%, respectively. The Trustees noted the Investment Advisor’s statement that it has made contractual advisory fee and expense limit reductions in the past, and it regularly reviews its current fees and waiver schedule with the goal of appropriately positioning the Fund in the marketplace.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale

The Board also considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Fund for the year ended March 31, 2017, noting that the Investment Advisor had recouped fees previously waived for the Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profit of the Investment Advisor from its relationship with the Fund was reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund (other than the receipt of its investment advisory fee), including any research services made available to it by broker-dealers that provide execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Trustees also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Palmer Square SSI Alternative Income Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

SSI Investment Management Inc.

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by the Sub-Advisor to the Fund. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the Sub-Advisor’s organization and operations, and its compliance structure. The Board’s observations regarding the performance of the Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by the Sub-Advisor to the Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by the Sub-Advisor with respect to the Fund. In doing so, the Board considered the relative levels and types of services provided by the Investment Advisor and the Sub-Advisor, noting that the Investment Advisor supervises and monitors the investment and trading activities of the Sub-Advisor, analyzes the Fund’s investment operations, and provides general administrative services related to the overall supervision of the Fund. The Trustees noted that the sub-advisory fee charged by the Sub-Advisor with respect to the Fund was lower than the Sub-Advisor’s fees to manage two other accounts and a private fund using similar strategies as the Fund, two of which charge performance-based fees in addition to asset-based fees. The Board noted that the Fund pays the Sub-Advisor’s sub-advisory fee directly.

The Board and the Independent Trustees concluded that the compensation payable to the Sub-Advisor under the Sub-Advisory Agreement was fair and reasonable in light of the services provided by the Sub-Advisor to the Fund.

Profitability and Benefits to the Sub-Advisor

The Board considered information prepared by the Sub-Advisor relating to its costs and profits with respect to the Fund for the year ended March 31, 2017. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profit of the Sub-Advisor from its relationship with the Fund was reasonable.

The Board also considered the benefits received by the Sub-Advisor as a result of its relationship with the Fund (other than the receipt of its sub-advisory fee), including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, and the intangible benefits of the Sub-Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Fund Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the renewal of each Fund Advisory Agreement with respect to the Fund.

Palmer Square SSI Alternative Income Fund

EXPENSE EXAMPLE

For the Six Months Ended September 30, 2017 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		4/1/17	9/30/17	4/1/17 – 9/30/17
Class A	Actual Performance*	$ 1,000.00	$ 1,021.70	$ 10.23
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.95	10.19
Class I	Actual Performance*	1,000.00	1,023.00	8.96
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.21	8.93

*	Expenses are equal to the Fund’s annualized expense ratio of 2.02% and 1.77% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

This page is intentionally left blank

This page is intentionally left blank

This page is intentionally left blank

Palmer Square SSI Alternative Income Fund

A series of Investment Managers Series Trust

Investment Advisor

Palmer Square Capital Management LLC

2000 Shawnee Mission Parkway, Suite 300

Mission Woods, Kansas 66205

Sub-Advisor

SSI Investment Management, Inc.

9440 Santa Monica Boulevard, 8th Floor

Beverly Hills, California 90210

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Palmer Square SSI Alternative Income Fund – Class I	PSCIX	461418 246
Palmer Square SSI Alternative Income Fund – Class A	PSCAX	461418 253

Privacy Principles of the Palmer Square SSI Alternative Income Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square SSI Alternative Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (866) 933-9033, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (866) 933-9033, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (866) 933-9033. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (866) 933-9033.

Palmer Square SSI Alternative Income Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (866) 933-9033

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	12/08/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	12/08/2017

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	12/08/2017